Financial Instruments and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 106,260	$ 53,109
Financial assets, Fair value	106,260	53,109
Financial liabilities, Carrying amount	5,403,111	5,377,713
Financial liabilities, Fair value	5,609,354	5,473,577
Other Non-Current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	44,941	41,987
Financial assets, Fair value	44,941	41,987
Accounts and Other Receivables and Prepaid Expenses and Other Current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	10,134	11,122
Financial assets, Fair value	10,134	11,122
Total Current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	52,156	11,122
Financial assets, Fair value	52,156	11,122
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	54,104	41,987
Financial assets, Fair value	54,104	41,987
Forward Foreign Currency Contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	51,185
Financial assets, Fair value	51,185
Financial liabilities, Carrying amount		39,797
Financial liabilities, Fair value		39,797
Bank Loans and Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,349,689	2,043,773
Financial liabilities, Fair value	2,480,888	2,084,552
Secured Notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,018,953	1,017,501
Financial liabilities, Fair value	1,023,020	1,001,756
Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,031,703	2,274,651
Financial liabilities, Fair value	2,102,680	2,345,481
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,766	1,991
Financial liabilities, Fair value	2,766	1,991
Total current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,058,408	494,568
Financial liabilities, Fair value	1,117,506	499,237
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	4,344,703	4,883,145
Financial liabilities, Fair value	$ 4,491,848	$ 4,974,340